BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Schedule of remuneration of key management personnel

The remuneration of key management personnel (directors and members of executive management) for the years ended 31 December 2021, 2020 and 2019 are as follows;

	2021	2020	2019

Salaries and other short-term employee benefits	310,105	63,165	36,445

Schedule of balances with related parties

Due from related parties:

	2021	2020

Doğan Dış Ticaret ve Mümessillik A.Ş. (“Doğan Dış Ticaret”)	1,822	1,404
Mutlu Erturan (*)	—	1,500
Other	362	504

	2,184	3,408
(*)	In September 2020, the Company provided non-interest bearing loan of TRY1,500 thousand to an executive officer, Mutlu Erturan. The loan was fully repaid by 5 March 2021.

Due to related parties:

	2021	2020

Doruk Faktoring A.Ş.	4,469	—
Doğan Yayınları Yayıncılık ve Yapımcılık Ticaret A.Ş. (“Doğan Yayıncılık”)	1,728	1,745
Mesiar Medya Sigorta Aracılık Hizmetleri A.Ş.	1,607	1,091
Doğan Burda Dergi Yayıncılık ve Pazarlama A.Ş.	77	259
Değer Merkezi Hizmetler ve Yönetim A.Ş.	8	492
Other	1,158	343

	9,047	3,930

Service and product sales to related parties:

	2021	2020	2019

Nesine	1,774	1,692	1,700
Doğan Yayıncılık	1,288	1,066	1,027
Doğan Portal ve Elektronik Ticaret A.Ş. (“Doğan Portal”)	1,229	595	969
Doğan Burda Dergi Yayıncılık ve Pazarlama A.Ş.	764	248	70
Glokal Dijital Hizmetler ve Pazarlama A.Ş.	740	618	302
Değer Merkezi Hizmetler ve Yönetim A.Ş.	606	393	384
Aydın Doğan Vakfı	—	1,226	152
Other	2,166	1,999	1,004

	8,567	7,837	5,608

Service and product purchases from related parties:

	2021	2020	2019

Doğan Dış Ticaret	55,881	35,294	12,160
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	12,741	14,923	11,174
Mesiar Medya Sigorta Aracılık Hizmetleri A.Ş.	10,799	6,868	238
Doğan Yayıncılık	5,953	6,137	3,911
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	2,587	—	—
Doğan Portal	447	362	650
Other	1,321	4,276	4,104

	89,729	67,860	32,237